Equity Awards and Warrants - Restricted Stock Units ("RSUs") and Performance Stock Units ("PSU"s) (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Millions	9 Months Ended	12 Months Ended
	Feb. 28, 2023	May 31, 2022
RSU and PSU
Number of shares
Beginning shares	300
Granted (in shares)	1,293
Forfeited (in shares)	(150)
Vested (in shares)	(150)
Ending shares	1,293	300
Weighted average grant date fair value
Beginning	$ 3.12
Grant	0.58
Forfeited	3.12
Vested	3.12
Ending	$ 0.58	$ 3.12
Remaining contractual life in years	1 year 14 days	6 months 29 days
Performance target level percentage for non-vested equity-based payment instruments	100.00%
Unrecognized compensation expense	$ 0.6
Performance Shares [Member]
Weighted average grant date fair value
Unrecognized compensation expense	$ 0.4
Expected to be recognized over weighted-average period	1 year 14 days
Performance Shares [Member] | Maximum
Weighted average grant date fair value
Performance target level percentage for non-vested equity-based payment instruments	100.00%
Performance Shares [Member] | Minimum
Weighted average grant date fair value
Performance target level percentage for non-vested equity-based payment instruments	0.00%